Long-Term Debt - Refinancing and Hayfin Loan Facility (Details) $ in Millions		1 Months Ended
	Jun. 25, 2019 USD ($) rig	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jan. 30, 2021	Dec. 31, 2020 USD ($)
Credit Facility [Abstract]
Restricted cash			$ 11.1		$ 0.0
Long-term debt			1,915.9		1,906.2
Deferred amendment fee			42.8		42.8
Hayfin Loan Facility
Credit Facility [Abstract]
Face amount	$ 195.0
Number of jack-up rigs secured by mortgage | rig	3
Minimum liquidity equal to interest period	3 months	3 months
Minimum liquidity covenant levels, amount		$ 2.4
Restricted cash			1.1
Principal			195.0
Book value of jackup rigs pledged as collateral for long-term debt facilities			381.8
Long-term debt			197.0		$ 195.0
Deferred amendment fee			$ 2.0
Hayfin Loan Facility | Period 1
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount	175.00%
Hayfin Loan Facility | Period 2
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount				140.00%